UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09877

CALVERT SOCIAL INDEX SERIES, INC.

(Exact name of registrant as specified in charter)

4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Address of Principal Executive Offices)

William M. Tartikoff, Esq.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (301) 951-4800

Date of fiscal year end: September 30

Date of reporting period: First quarter ended December 31, 2012

Item 1. Schedule of Investments.

CALVERT SOCIAL INDEX FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2012

EQUITY SECURITIES - 99.3%	SHARES	VALUE
Aerospace & Defense - 0.2%
B/E Aerospace, Inc.*	2,118	$104,629
Exelis, Inc.	3,631	40,922
Hexcel Corp.*	2,018	54,405
Rockwell Collins, Inc.	2,901	168,751
Spirit AeroSystems Holdings, Inc.*	2,206	37,436
		406,143

Air Freight & Logistics - 1.2%
C.H. Robinson Worldwide, Inc.	3,353	211,977
Expeditors International of Washington, Inc.	4,303	170,184
FedEx Corp.	6,375	584,715
United Parcel Service, Inc., Class B	15,143	1,116,493
		2,083,369

Airlines - 0.3%
Alaska Air Group, Inc.*	1,376	59,292
Delta Air Lines, Inc.*	17,823	211,559
JetBlue Airways Corp.*	4,632	26,449
Southwest Airlines Co.	15,329	156,969
US Airways Group, Inc.*	3,118	42,093
		496,362

Auto Components - 0.5%
BorgWarner, Inc.*	2,483	177,833
Gentex Corp.	2,926	55,067
Johnson Controls, Inc.	15,136	464,675
Tenneco, Inc.*	1,169	41,044
TRW Automotive Holdings Corp.*	2,074	111,187
Visteon Corp.*	1,066	57,372
		907,178

Automobiles - 0.8%
Ford Motor Co.	80,885	1,047,461
Harley-Davidson, Inc.	4,695	229,304
Tesla Motors, Inc.*	1,410	47,756
		1,324,521

Beverages - 3.1%
Dr Pepper Snapple Group, Inc.	4,306	190,239
Monster Beverage Corp.*	3,106	164,245
PepsiCo, Inc.	32,984	2,257,095
The Coca-Cola Co.	82,006	2,972,718
		5,584,297

Biotechnology - 2.7%
Alexion Pharmaceuticals, Inc.*	4,407	413,421
Alkermes plc*	2,393	44,318
Amgen, Inc.	16,261	1,403,649
Ariad Pharmaceuticals, Inc.*	3,364	64,521
Biogen Idec, Inc.*	5,019	736,137
Cepheid, Inc.*	1,312	44,359
Cubist Pharmaceuticals, Inc.*	1,292	54,342
Gilead Sciences, Inc.*	16,038	1,177,991
Incyte Corp.*	2,532	42,057
Medivation, Inc.*	1,496	76,535
Myriad Genetics, Inc.*	1,661	45,262
Onyx Pharmaceuticals, Inc.*	1,421	107,328
Pharmacyclics, Inc.*	980	56,742
Regeneron Pharmaceuticals, Inc.*	1,712	292,872
Seattle Genetics, Inc.*	2,041	47,351
United Therapeutics Corp.*	973	51,978
Vertex Pharmaceuticals, Inc.*	4,472	187,556
		4,846,419

Building Products - 0.2%
A.O. Smith Corp.	767	48,375
Lennox International, Inc.	943	49,526
Masco Corp.	7,321	121,968
Owens Corning*	2,400	88,776
		308,645

Capital Markets - 2.9%
Affiliated Managers Group, Inc.*	1,044	135,877
Bank of New York Mellon Corp.	25,423	653,371
BlackRock, Inc.	2,858	590,777
Charles Schwab Corp.	23,206	333,238
E*Trade Financial Corp.*	5,009	44,830
Eaton Vance Corp.	2,331	74,242
Federated Investors, Inc., Class B	1,785	36,111
Franklin Resources, Inc.	3,155	396,583
Goldman Sachs Group, Inc.	9,376	1,196,003
Invesco Ltd.	9,323	243,237
Janus Capital Group, Inc.	3,608	30,740
Jefferies Group, Inc.	2,500	46,425
Legg Mason, Inc.	2,344	60,288
Northern Trust Corp.	4,532	227,325
SEI Investments Co.	2,693	62,855
State Street Corp.	10,698	502,913
Stifel Financial Corp.*	1,010	32,290
T. Rowe Price Group, Inc.	6,145	400,224
TD Ameritrade Holding Corp.	4,646	78,099
Waddell & Reed Financial, Inc.	1,737	60,482
		5,205,910

Chemicals - 1.2%
Air Products & Chemicals, Inc.	4,839	406,573
Airgas, Inc.	1,419	129,541
Cabot Corp.	1,130	44,963
Ecolab, Inc.	5,655	406,594
H.B. Fuller Co.	951	33,114
International Flavors & Fragrances, Inc.	1,667	110,922
Praxair, Inc.	6,347	694,679
Sensient Technologies Corp.	941	33,462
Sigma-Aldrich Corp.	2,461	181,080
		2,040,928

Commercial Banks - 5.0%
Associated Banc-Corp.	3,332	43,716
Bank of Hawaii Corp.	858	37,795
BB&T Corp.	14,989	436,330
BOK Financial Corp.	508	27,666
CapitalSource, Inc.	4,287	32,495
CIT Group, Inc.*	4,121	159,235
City National Corp.	921	45,608
Comerica, Inc.	3,917	118,842
Commerce Bancshares, Inc.	1,511	52,974
Cullen/Frost Bankers, Inc.	1,242	67,403
East West Bancorp, Inc.	2,808	60,344
Fifth Third Bancorp	18,818	285,845
First Horizon National Corp.	4,897	48,529
First Niagara Financial Group, Inc.	7,137	56,596
First Republic Bank	1,329	43,565
FirstMerit Corp.	2,117	30,040
FNB Corp.	2,662	28,270
Fulton Financial Corp.	3,816	36,672
Hancock Holding Co.	1,694	53,768
Huntington Bancshares, Inc.	17,581	112,343
IBERIABANK Corp.	568	27,900
KeyCorp	19,378	163,163
M&T Bank Corp.	2,580	254,053
PNC Financial Services Group, Inc.	11,305	659,194
Popular, Inc.*	2,002	41,622
Prosperity Bancshares, Inc.	882	37,044
Regions Financial Corp.	29,555	210,432
Signature Bank*	913	65,133
SunTrust Banks, Inc.	11,433	324,126
Susquehanna Bancshares, Inc.	3,575	37,466
SVB Financial Group*	855	47,854
Synovus Financial Corp.	15,276	37,426
TCF Financial Corp.	3,133	38,066
UMB Financial Corp.	653	28,627
Umpqua Holdings Corp.	2,173	25,620
US Bancorp	39,972	1,276,706
Valley National Bancorp	3,763	34,996
Webster Financial Corp.	1,525	31,339
Wells Fargo & Co.	105,152	3,594,095
Westamerica Bancorporation	540	22,999
Zions Bancorporation	3,748	80,207
		8,816,104

Commercial Services & Supplies - 0.1%
Avery Dennison Corp.	2,033	70,992
Covanta Holding Corp.	2,582	47,561
Pitney Bowes, Inc.	3,883	41,315
RR Donnelley & Sons Co.	3,382	30,438
		190,306

Communications Equipment - 3.2%
Acme Packet, Inc.*	1,086	24,022
Adtran, Inc.	1,253	24,484
Arris Group, Inc.*	2,190	32,719
Aruba Networks, Inc.*	2,127	44,135
Ciena Corp.*	1,912	30,018
Cisco Systems, Inc.	112,949	2,219,448
F5 Networks, Inc.*	1,612	156,606
Harris Corp.	2,314	113,293
InterDigital, Inc.	859	35,305
JDS Uniphase Corp.*	4,643	62,866
Juniper Networks, Inc.*	10,785	212,141
Motorola Solutions, Inc.	5,876	327,176
Plantronics, Inc.	806	29,717
Polycom, Inc.*	3,434	35,920
QUALCOMM, Inc.	36,226	2,246,736
Riverbed Technology, Inc.*	3,237	63,834
Tellabs, Inc.	6,438	14,679
Viasat, Inc.*	790	30,731
		5,703,830

Computers & Peripherals - 7.8%
Apple, Inc.	20,022	10,672,327
Dell, Inc.	32,911	333,388
Diebold, Inc.	1,214	37,160
EMC Corp.*	44,744	1,132,023
Hewlett-Packard Co.	41,579	592,501
Lexmark International, Inc.	1,378	31,956
NCR Corp.*	3,257	82,988
NetApp, Inc.*	8,363	280,579
QLogic Corp.*	1,912	18,604
SanDisk Corp.*	5,010	218,235
Seagate Technology plc	8,725	265,938
Western Digital Corp.	4,538	192,820
		13,858,519

Construction & Engineering - 0.1%
AECOM Technology Corp.*	2,154	51,265
EMCOR Group, Inc.	1,299	44,959
Quanta Services, Inc.*	4,400	120,076
		216,300

Construction Materials - 0.0%
Eagle Materials, Inc.	900	52,650

Consumer Finance - 1.4%
American Express Co.	20,732	1,191,675
Capital One Financial Corp.	12,475	722,677
Discover Financial Services	11,115	428,483
SLM Corp.	9,593	164,328
		2,507,163

Containers & Packaging - 0.3%
AptarGroup, Inc.	1,298	61,941
Ball Corp.	3,158	141,320
Bemis Co., Inc.	2,090	69,931
Owens-Illinois, Inc.*	3,341	71,063
Sealed Air Corp.	3,890	68,114
Sonoco Products Co.	2,037	60,560
		472,929

Distributors - 0.1%
Genuine Parts Co.	3,226	205,109
Pool Corp.	891	37,707
		242,816

Diversified Consumer Services - 0.1%
Coinstar, Inc.*	595	30,946
DeVry, Inc.	1,105	26,222
Sotheby's	1,338	44,983
		102,151

Diversified Financial Services - 4.1%
Bank of America Corp.	229,374	2,660,738
CBOE Holdings, Inc.	1,730	50,966
CME Group, Inc.	6,590	334,179
IntercontinentalExchange, Inc.*	1,485	183,858
JPMorgan Chase & Co.	82,021	3,606,463
Moody's Corp.	4,012	201,884
NYSE Euronext	5,074	160,034
The NASDAQ OMX Group, Inc.	2,336	58,423
		7,256,545

Diversified Telecommunication Services - 2.8%
AT&T, Inc.	121,438	4,093,675
CenturyLink, Inc.	13,433	525,499
Frontier Communications Corp.	20,252	86,679
Level 3 Communications, Inc.*	3,287	75,963
tw telecom, Inc.*	3,060	77,938
Windstream Corp.	12,023	99,550
		4,959,304

Electric Utilities - 0.2%
Cleco Corp.	1,166	46,652
Hawaiian Electric Industries, Inc.	1,965	49,400
IDACORP, Inc.	952	41,269
ITC Holdings Corp.	1,007	77,448
OGE Energy Corp.	2,016	113,521
Portland General Electric Co.	1,467	40,137
		368,427

Electrical Equipment - 1.4%
Acuity Brands, Inc.	857	58,045
AMETEK, Inc.	5,005	188,038
Belden, Inc.	882	39,681
Brady Corp.	955	31,897
Eaton Corp. plc	10,008	542,434
Emerson Electric Co.	15,453	818,391
General Cable Corp.*	964	29,315
GrafTech International Ltd.*	2,537	23,822
Hubbell, Inc., Class B	1,081	91,485
Polypore International, Inc.*	895	41,618
Regal-Beloit Corp.	878	61,873
Rockwell Automation, Inc.	2,878	241,723
Roper Industries, Inc.	2,084	232,324
		2,400,646

Electronic Equipment & Instruments - 1.0%
Amphenol Corp.	3,340	216,098
Anixter International, Inc.	556	35,573
Arrow Electronics, Inc.*	2,202	83,852
Avnet, Inc.*	2,860	87,545
Corning, Inc.	32,277	407,336
Dolby Laboratories, Inc.	996	29,213
FEI Co.	730	40,486
FLIR Systems, Inc.	3,033	67,666
Ingram Micro, Inc.*	2,946	49,846
Itron, Inc.*	786	35,016
Jabil Circuit, Inc.	3,771	72,743
Molex, Inc.	2,787	76,169
National Instruments Corp.	1,866	48,161
TE Connectivity Ltd.	8,815	327,213
Tech Data Corp.*	719	32,736
Trimble Navigation Ltd.*	2,599	155,368
Vishay Intertechnology, Inc.*	2,785	29,604
		1,794,625

Energy Equipment & Services - 0.6%
Bristow Group, Inc.	672	36,059
Cameron International Corp.*	5,243	296,020
CARBO Ceramics, Inc.	388	30,396
Core Laboratories NV	920	100,565
Dril-Quip, Inc.*	684	49,966
FMC Technologies, Inc.*	4,916	210,552
Helix Energy Solutions Group, Inc.*	1,950	40,248
Key Energy Services, Inc.*	2,828	19,655
Lufkin Industries, Inc.	651	37,843
Noble Corp.	5,323	185,347
SEACOR Holdings, Inc.	396	33,185
Tidewater, Inc.	967	43,206
Unit Corp.*	825	37,166
		1,120,208

Food & Staples Retailing - 2.2%
Casey's General Stores, Inc.	725	38,497
Costco Wholesale Corp.	9,164	905,128
CVS Caremark Corp.	26,753	1,293,508
Harris Teeter Supermarkets, Inc.	939	36,208
Safeway, Inc.	4,871	88,116
Sysco Corp.	13,061	413,511
United Natural Foods, Inc.*	989	53,001
Walgreen Co.	18,355	679,319
Whole Foods Market, Inc.	4,022	367,329
		3,874,617

Food Products - 1.4%
Campbell Soup Co.	3,727	130,035
Darling International, Inc.*	2,235	35,849
Flowers Foods, Inc.	2,283	53,125
General Mills, Inc.	13,921	562,548
Green Mountain Coffee Roasters, Inc.*	2,489	102,945
H.J. Heinz Co.	7,108	409,989
Hain Celestial Group, Inc.*	869	47,117
Ingredion, Inc.	1,558	100,382
J.M. Smucker Co.	2,228	192,143
Kellogg Co.	5,235	292,375
McCormick & Co., Inc.	2,745	174,390
Ralcorp Holdings, Inc.*	1,089	97,629
The Hershey Co.	3,083	222,654
TreeHouse Foods, Inc.*	692	36,074
		2,457,255

Gas Utilities - 0.3%
AGL Resources, Inc.	2,395	95,728
Atmos Energy Corp.	1,825	64,094
New Jersey Resources Corp.	780	30,904
Oneok, Inc.	4,219	180,362
Piedmont Natural Gas Co., Inc.	1,420	44,460
Questar Corp.	3,556	70,266
South Jersey Industries, Inc.	581	29,242
Southwest Gas Corp.	875	37,109
WGL Holdings, Inc.	979	38,367
		590,532

Health Care Equipment & Supplies - 2.4%
Alere, Inc.*	1,557	28,805
Align Technology, Inc.*	1,370	38,017
Becton Dickinson & Co.	4,094	320,110
CareFusion Corp.*	4,601	131,497
Covidien plc	10,702	617,933
DENTSPLY International, Inc.	2,892	114,552
Edwards Lifesciences Corp.*	2,375	214,154
Haemonetics Corp.*	1,036	42,310
Hologic, Inc.*	5,487	109,905
IDEXX Laboratories, Inc.*	1,114	103,379
Intuitive Surgical, Inc.*	864	423,680
Medtronic, Inc.	21,401	877,869
ResMed, Inc.	2,910	120,969
Sirona Dental Systems, Inc.*	1,125	72,517
St. Jude Medical, Inc.	6,397	231,188
Stryker Corp.	6,124	335,718
Teleflex, Inc.	827	58,973
The Cooper Co.'s, Inc.	969	89,613
Thoratec Corp.*	1,119	41,985
Varian Medical Systems, Inc.*	2,263	158,953
Volcano Corp.*	1,020	24,082
West Pharmaceutical Services, Inc.	648	35,478
		4,191,687

Health Care Providers & Services - 2.1%
AmerisourceBergen Corp.	5,093	219,916
Brookdale Senior Living, Inc.*	1,916	48,513
Cardinal Health, Inc.	7,220	297,320
Centene Corp.*	997	40,877
CIGNA Corp.	6,071	324,556
Coventry Health Care, Inc.	2,742	122,924
DaVita HealthCare Partners, Inc.*	1,773	195,970
Express Scripts Holding Co.*	17,294	933,876
HCA Holdings, Inc.	3,353	101,160
Health Management Associates, Inc.*	4,997	46,572
Henry Schein, Inc.*	1,796	144,506
HMS Holdings Corp.*	1,708	44,271
Laboratory Corp. of America Holdings*	1,945	168,476
LifePoint Hospitals, Inc.*	936	35,334
Magellan Health Services, Inc.*	529	25,921
McKesson Corp.	5,344	518,154
Mednax, Inc.*	975	77,532
Owens & Minor, Inc.	1,235	35,210
Patterson Co.'s, Inc.	1,677	57,404
Quest Diagnostics, Inc.	3,296	192,058
VCA Antech, Inc.*	1,670	35,153
WellCare Health Plans, Inc.*	818	39,828
		3,705,531

Health Care Technology - 0.2%
Allscripts Healthcare Solutions, Inc.*	3,263	30,737
athenahealth, Inc.*	689	50,607
Cerner Corp.*	3,004	233,231
		314,575

Hotels, Restaurants & Leisure - 0.8%
Brinker International, Inc.	1,423	44,099
Chipotle Mexican Grill, Inc.*	642	190,969
Darden Restaurants, Inc.	2,623	118,219
Panera Bread Co.*	549	87,198
Starbucks Corp.	15,893	852,183
The Cheesecake Factory, Inc.	984	32,196
Vail Resorts, Inc.	681	36,835
Wendy's Co.	5,360	25,192
		1,386,891

Household Durables - 0.4%
D.R. Horton, Inc.	5,746	113,656
Garmin Ltd.	2,176	88,824
Harman International Industries, Inc.	1,334	59,550
Mohawk Industries, Inc.*	1,176	106,393
PulteGroup, Inc.*	7,005	127,211
Tempur-Pedic International, Inc.*	1,134	35,709
Tupperware Brands Corp.	1,127	72,241
Whirlpool Corp.	1,588	161,579
		765,163

Household Products - 3.4%
Church & Dwight Co., Inc.	2,876	154,067
Colgate-Palmolive Co.	9,417	984,453
Kimberly-Clark Corp.	8,324	702,795
Procter & Gamble Co.	58,232	3,953,371
The Clorox Co.	2,668	195,351
		5,990,037

Industrial Conglomerates - 1.1%
3M Co.	13,498	1,253,289
Carlisle Co.'s, Inc.	1,251	73,509
Danaher Corp.	12,302	687,682
		2,014,480

Insurance - 3.6%
ACE Ltd.	7,141	569,852
Aflac, Inc.	10,250	544,480
Alleghany Corp.*	342	114,714
Allied World Assurance Co. Holdings AG	697	54,924
American Financial Group, Inc.	1,505	59,478
Aon plc	7,384	410,550
Arch Capital Group Ltd.*	2,787	122,684
Arthur J. Gallagher & Co.	2,575	89,224
Aspen Insurance Holdings Ltd.	1,403	45,008
Assured Guaranty Ltd.	3,831	54,515
AXIS Capital Holdings Ltd.	2,397	83,032
Brown & Brown, Inc.	2,360	60,086
Cincinnati Financial Corp.	2,984	116,853
CNO Financial Group, Inc.	4,512	42,097
Endurance Specialty Holdings Ltd.	840	33,340
Erie Indemnity Co.	526	36,410
Everest Re Group Ltd.	1,051	115,557
Fidelity National Financial, Inc.	4,343	102,278
First American Financial Corp.	2,152	51,842
Genworth Financial, Inc.*	9,951	74,732
Hanover Insurance Group, Inc.	852	33,006
Hartford Financial Services Group, Inc.	9,110	204,428
HCC Insurance Holdings, Inc.	2,041	75,946
Lincoln National Corp.	5,704	147,734
Markel Corp.*	183	79,316
MBIA, Inc.*	2,696	21,164
PartnerRe Ltd.	1,278	102,866
Platinum Underwriters Holdings Ltd.	675	31,050
Principal Financial Group, Inc.	5,755	164,133
ProAssurance Corp.	1,190	50,206
Progressive Corp.	11,693	246,722
Protective Life Corp.	1,540	44,013
Prudential Financial, Inc.	10,216	544,819
RenaissanceRe Holdings Ltd.	971	78,903
StanCorp Financial Group, Inc.	863	31,646
The Chubb Corp.	5,563	419,005
The Travelers Co.'s, Inc.	8,067	579,372
Torchmark Corp.	1,937	100,085
Unum Group	5,670	118,049
Validus Holdings Ltd.	2,969	102,668
White Mountains Insurance Group Ltd.	105	54,075
Willis Group Holdings plc	3,582	120,104
WR Berkley Corp.	2,203	83,141
XL Group plc	6,246	156,525
		6,370,632

Internet & Catalog Retail - 1.8%
Amazon.com, Inc.*	7,687	1,930,513
Expedia, Inc.	1,908	117,247
Liberty Interactive Corp.*	10,810	212,741
Liberty Ventures*	554	37,539
Netflix, Inc.*	1,101	102,151
priceline.com, Inc.*	1,083	672,759
TripAdvisor, Inc.*	2,226	93,403
		3,166,353

Internet Software & Services - 3.7%
Akamai Technologies, Inc.*	3,637	148,790
AOL, Inc.*	1,754	51,936
CoStar Group, Inc.*	513	45,847
eBay, Inc.*	24,789	1,264,735
Equinix, Inc.*	987	203,519
Google, Inc.*	5,654	4,010,778
LinkedIn Corp.*	1,370	157,303
Rackspace Hosting, Inc.*	2,229	165,548
Yahoo!, Inc.*	23,308	463,829
		6,512,285

IT Services - 6.4%
Accenture plc	13,654	907,991
Alliance Data Systems Corp.*	1,010	146,208
Amdocs Ltd.	3,408	115,838
Automatic Data Processing, Inc.	10,279	586,006
Broadridge Financial Solutions, Inc.	2,425	55,484
Cognizant Technology Solutions Corp.*	6,511	482,139
Computer Sciences Corp.	3,171	126,999
Convergys Corp.	2,183	35,823
CoreLogic, Inc.*	1,996	53,732
DST Systems, Inc.	584	35,390
Fidelity National Information Services, Inc.	5,245	182,578
Fiserv, Inc.*	2,756	217,807
Gartner, Inc.*	1,898	87,346
Genpact Ltd.	2,582	40,021
Global Payments, Inc.	1,562	70,759
International Business Machines Corp.	22,759	4,359,486
Iron Mountain, Inc.	3,422	106,253
Jack Henry & Associates, Inc.	1,743	68,430
Lender Processing Services, Inc.	1,638	40,328
MasterCard, Inc.	2,253	1,106,854
NeuStar, Inc.*	1,344	56,354
Paychex, Inc.	6,803	211,845
Teradata Corp.*	3,518	217,729
Total System Services, Inc.	3,273	70,108
VeriFone Systems, Inc.*	2,167	64,317
Visa, Inc.	11,054	1,675,565
Western Union Co.	12,384	168,546
WEX, Inc.*	732	55,171
		11,345,107

Leisure Equipment & Products - 0.3%
Hasbro, Inc.	2,292	82,283
Mattel, Inc.	7,288	266,886
Polaris Industries, Inc.	1,293	108,806
		457,975

Life Sciences - Tools & Services - 0.8%
Agilent Technologies, Inc.	7,399	302,915
Bio-Rad Laboratories, Inc.*	390	40,971
Illumina, Inc.*	2,530	140,643
Life Technologies Corp.*	3,564	174,921
Mettler-Toledo International, Inc.*	628	121,392
Techne Corp.	695	47,496
Thermo Fisher Scientific, Inc.	7,986	509,347
Waters Corp.*	1,779	154,986
		1,492,671

Machinery - 2.6%
Actuant Corp.	1,399	39,046
AGCO Corp.*	1,973	96,914
CLARCOR, Inc.	962	45,964
Cummins, Inc.	3,794	411,080
Deere & Co.	8,652	747,706
Donaldson Co., Inc.	2,778	91,230
Dover Corp.	3,737	245,558
Gardner Denver, Inc.	974	66,719
Graco, Inc.	1,224	63,024
Harsco Corp.	1,556	36,566
IDEX Corp.	1,648	76,681
Illinois Tool Works, Inc.	9,477	576,296
Lincoln Electric Holdings, Inc.	1,690	82,269
Middleby Corp.*	363	46,540
Nordson Corp.	1,128	71,199
PACCAR, Inc.	8,166	369,185
Pall Corp.	2,352	141,732
Parker Hannifin Corp.	3,158	268,620
Pentair Ltd.	4,355	214,048
Robbins & Myers, Inc.	827	49,165
Snap-on, Inc.	1,144	90,365
SPX Corp.	1,026	71,974
Stanley Black & Decker, Inc.	3,578	264,665
Terex Corp.*	2,236	62,854
The Toro Co.	1,131	48,610
Valmont Industries, Inc.	449	61,311
WABCO Holdings, Inc.*	1,264	82,400
Woodward, Inc.	1,174	44,765
Xylem, Inc.	3,804	103,088
		4,569,574

Marine - 0.0%
Kirby Corp.*	1,130	69,936

Media - 3.2%
AMC Networks, Inc.*	1,116	55,242
CBS Corp., Class B	12,418	472,505
Charter Communications, Inc.*	874	66,634
DIRECTV*	13,120	658,099
Discovery Communications, Inc.*	5,017	318,479
DISH Network Corp.	4,683	170,461
DreamWorks Animation SKG, Inc.*	1,323	21,922
Gannett Co., Inc.	4,684	84,359
John Wiley & Sons, Inc.	892	34,726
Lamar Advertising Co.*	1,129	43,749
Liberty Global, Inc.*	5,181	326,351
Liberty Media Corp. - Liberty Capital*	2,369	274,828
Madison Square Garden Co.*	1,178	52,244
McGraw-Hill Co.'s, Inc.	6,776	370,444
Morningstar, Inc.	452	28,399
Omnicom Group, Inc.	5,506	275,080
Scripps Networks Interactive, Inc.	1,767	102,345
Sirius XM Radio, Inc.	68,405	197,690
Time Warner Cable, Inc.	6,661	647,383
Time Warner, Inc.	20,083	960,570
Viacom, Inc., Class B	9,918	523,075
Washington Post Co., Class B	91	33,234
		5,717,819

Metals & Mining - 0.1%
Compass Minerals International, Inc.	670	50,056
Reliance Steel & Aluminum Co.	1,525	94,702
		144,758

Multiline Retail - 1.0%
Big Lots, Inc.*	1,230	35,006
Dillard's, Inc.	586	49,089
Dollar General Corp.*	5,460	240,731
Dollar Tree, Inc.*	4,699	190,592
Family Dollar Stores, Inc.	1,971	124,981
Kohl's Corp.	4,387	188,553
Nordstrom, Inc.	3,136	167,776
Target Corp.	14,042	830,865
		1,827,593

Multi-Utilities - 0.5%
Avista Corp.	1,119	26,979
CMS Energy Corp.	5,464	133,212
Consolidated Edison, Inc.	6,216	345,237
Integrys Energy Group, Inc.	1,553	81,098
MDU Resources Group, Inc.	3,826	81,264
NiSource, Inc.	7,127	177,391
		845,181

Office Electronics - 0.1%
Xerox Corp.	26,459	180,450
Zebra Technologies Corp.*	975	38,298
		218,748

Oil, Gas & Consumable Fuels - 1.6%
Cheniere Energy, Inc.*	4,705	88,360
Cimarex Energy Co.	1,758	101,489
Denbury Resources, Inc.*	7,974	129,179
Energen Corp.	1,459	65,786
EOG Resources, Inc.	5,745	693,938
EQT Corp.	3,099	182,779
Pioneer Natural Resources Co.	2,614	278,626
Plains Exploration & Production Co.*	2,624	123,171
QEP Resources, Inc.	3,673	111,182
Range Resources Corp.	3,384	212,617
SM Energy Co.	1,298	67,769
Southwestern Energy Co.*	7,397	247,134
Spectra Energy Corp.	14,788	404,895
Whiting Petroleum Corp.*	2,395	103,871
World Fuel Services Corp.	1,417	58,338
		2,869,134

Paper & Forest Products - 0.1%
Domtar Corp.	686	57,295
MeadWestvaco Corp.	3,618	115,305
		172,600

Personal Products - 0.2%
Avon Products, Inc.	8,897	127,761
Estee Lauder Co.'s, Inc.	5,099	305,226
		432,987

Pharmaceuticals - 3.6%
Allergan, Inc.	6,674	612,206
Bristol-Myers Squibb Co.	35,113	1,144,333
Endo Health Solutions, Inc.*	2,366	62,155
Hospira, Inc.*	3,397	106,122
Johnson & Johnson	58,992	4,135,339
Perrigo Co.	1,811	188,398
Questcor Pharmaceuticals, Inc.	1,137	30,381
Salix Pharmaceuticals Ltd.*	997	40,358
Viropharma, Inc.*	1,309	29,793
VIVUS, Inc.*	1,912	25,659
		6,374,744

Professional Services - 0.3%
Acacia Research Corp.*	947	24,291
FTI Consulting, Inc.*	805	26,565
IHS, Inc.*	1,015	97,440
Manpower, Inc.	1,537	65,230
Robert Half International, Inc.	2,870	91,323
The Dun & Bradstreet Corp.	908	71,414
Towers Watson & Co.	1,126	63,293
Verisk Analytics, Inc.*	2,979	151,929
		591,485

Real Estate Investment Trusts - 0.0%
Ryman Hospitality Properties, Inc.	1,109	42,652

Real Estate Management & Development - 0.2%
Alexander & Baldwin, Inc.*	817	23,995
CBRE Group, Inc.*	6,224	123,858
Forest City Enterprises, Inc.*	2,648	42,765
Howard Hughes Corp.*	535	39,066
Jones Lang LaSalle, Inc.	860	72,189
The St. Joe Co.*	1,804	41,636
		343,509

Road & Rail - 0.4%
Avis Budget Group, Inc.*	2,057	40,770
Con-way, Inc.	1,081	30,073
Genesee & Wyoming, Inc.*	918	69,841
Hertz Global Holdings, Inc.*	6,095	99,166
JB Hunt Transport Services, Inc.	1,855	110,762
Kansas City Southern	2,253	188,081
Landstar System, Inc.	897	47,057
Old Dominion Freight Line, Inc.*	1,397	47,889
Ryder System, Inc.	996	49,730
		683,369

Semiconductors & Semiconductor Equipment - 3.1%
Advanced Micro Devices, Inc.*	11,044	26,506
Altera Corp.	6,780	233,503
Analog Devices, Inc.	6,398	269,100
Applied Materials, Inc.	25,170	287,945
Atmel Corp.*	8,704	57,011
Cavium, Inc.*	943	29,431
Cirrus Logic, Inc.*	1,240	35,923
Cymer, Inc.*	595	53,806
Cypress Semiconductor Corp.*	2,604	28,227
Fairchild Semiconductor International, Inc.*	2,409	34,690
Hittite Microwave Corp.*	546	33,907
Intel Corp.	106,541	2,197,941
Intersil Corp.	2,434	20,178
KLA-Tencor Corp.	3,425	163,578
Lam Research Corp.*	3,690	133,320
Linear Technology Corp.	4,863	166,801
LSI Corp.*	11,220	79,437
Marvell Technology Group Ltd.	9,499	68,963
Microchip Technology, Inc.	4,058	132,250
Micron Technology, Inc.*	21,011	133,420
NVIDIA Corp.	12,912	158,688
ON Semiconductor Corp.*	9,221	65,008
PMC - Sierra, Inc.*	4,522	23,560
Semtech Corp.*	1,271	36,795
Silicon Laboratories, Inc.*	732	30,605
Skyworks Solutions, Inc.*	3,961	80,408
Teradyne, Inc.*	3,742	63,202
Texas Instruments, Inc.	23,790	736,062
Xilinx, Inc.	5,380	193,142
		5,573,407

Software - 4.7%
ACI Worldwide, Inc.*	747	32,636
Adobe Systems, Inc.*	10,379	391,081
ANSYS, Inc.*	1,899	127,879
Aspen Technology, Inc.*	1,849	51,106
Autodesk, Inc.*	4,625	163,494
BMC Software, Inc.*	2,969	117,751
CA, Inc.	6,954	152,849
Cadence Design Systems, Inc.*	5,652	76,358
Citrix Systems, Inc.*	4,323	284,237
Commvault Systems, Inc.*	829	57,790
Compuware Corp.*	4,155	45,165
Concur Technologies, Inc.*	894	60,363
Electronic Arts, Inc.*	6,444	93,631
FactSet Research Systems, Inc.	804	70,800
Fortinet, Inc.*	2,654	55,920
Informatica Corp.*	2,196	66,583
Intuit, Inc.	6,035	359,082
MICROS Systems, Inc.*	1,587	67,352
Microsoft Corp.	162,415	4,341,353
Nuance Communications, Inc.*	5,163	115,238
Parametric Technology Corp.*	2,391	53,821
Progress Software Corp.*	1,201	25,209
QLIK Technologies, Inc.*	1,401	30,430
Red Hat, Inc.*	4,010	212,370
Rovi Corp.*	2,128	32,835
Salesforce.com, Inc.*	2,730	458,913
SolarWinds, Inc.*	1,196	62,730
Solera Holdings, Inc.	1,375	73,521
Symantec Corp.*	16,580	311,870
Synopsys, Inc.*	3,056	97,303
TIBCO Software, Inc.*	3,116	68,583
Ultimate Software Group, Inc.*	515	48,621
VMware, Inc.*	1,740	163,804
		8,370,678

Specialty Retail - 3.6%
Aaron's, Inc.	1,351	38,206
Advance Auto Parts, Inc.	1,487	107,584
American Eagle Outfitters, Inc.	3,630	74,451
ANN, Inc.*	940	31,810
Ascena Retail Group, Inc.*	2,459	45,467
Bed Bath & Beyond, Inc.*	5,054	282,569
Best Buy Co., Inc.	5,383	63,789
CarMax, Inc.*	4,703	176,551
Chico's FAS, Inc.	3,314	61,176
GameStop Corp.	2,476	62,123
GNC Holdings, Inc.	1,443	48,023
Limited Brands, Inc.	5,065	238,359
Lowe's Co.'s, Inc.	23,935	850,171
O'Reilly Automotive, Inc.*	2,406	215,145
PetSmart, Inc.	2,219	151,646
Pier 1 Imports, Inc.	2,087	41,740
Ross Stores, Inc.	4,633	250,877
Sally Beauty Holdings, Inc.*	3,159	74,458
Signet Jewelers Ltd.	1,642	87,683
Staples, Inc.	13,997	159,566
The Gap, Inc.	6,236	193,565
The Home Depot, Inc.	31,777	1,965,407
Tiffany & Co.	2,446	140,254
TJX Co.'s, Inc.	15,504	658,145
Tractor Supply Co.	1,437	126,973
Ulta Salon, Cosmetics & Fragrance, Inc.	1,194	117,322
Williams-Sonoma, Inc.	1,709	74,803
		6,337,863

Textiles, Apparel & Luxury Goods - 0.7%
CROCS, Inc.*	1,678	24,146
Deckers Outdoor Corp.*	747	30,082
Fossil, Inc.*	1,108	103,155
Hanesbrands, Inc.*	1,924	68,918
Nike, Inc., Class B	15,446	797,014
PVH Corp.	1,434	159,188
Under Armour, Inc.*	1,564	75,901
Wolverine World Wide, Inc.	925	37,906
		1,296,310

Thrifts & Mortgage Finance - 0.2%
Capitol Federal Financial, Inc.	2,773	32,416
Hudson City Bancorp, Inc.	9,585	77,926
New York Community Bancorp, Inc.	9,009	118,018
Ocwen Financial Corp.*	2,351	81,321
People's United Financial, Inc.	7,029	84,981
Washington Federal, Inc.	2,082	35,123
		429,785

Trading Companies & Distributors - 0.5%
Air Lease Corp.*	1,273	27,370
Fastenal Co.	5,738	267,907
MSC Industrial Direct Co., Inc.	939	70,782
United Rentals, Inc.*	1,876	85,396
W.W. Grainger, Inc.	1,224	247,701
Watsco, Inc.	566	42,393
WESCO International, Inc.*	864	58,260
		799,809

Water Utilities - 0.0%
Aqua America, Inc.	2,832	71,989

Wireless Telecommunication Services - 0.4%
Crown Castle International Corp.*	6,195	447,031
MetroPCS Communications, Inc.*	6,399	63,606
NII Holdings, Inc.*	3,316	23,643
SBA Communications Corp.*	2,673	189,837
Telephone & Data Systems, Inc.	1,973	43,682
		767,799

Total Equity Securities (Cost $146,363,978)		176,453,815

TIME DEPOSIT - 1.3%	PRINCIPAL AMOUNT
State Street Bank Time Deposit, 0.12%, 1/2/13	$2,349,206	2,349,206

Total Time Deposit (Cost $2,349,206)		2,349,206

TOTAL INVESTMENTS (Cost $148,713,184) - 100.6%		178,803,021
Other assets and liabilities, net - (0.6%)		(1,051,830)
NET ASSETS - 100%		$177,751,191

* Non-income producing security.

Abbreviations:
plc: Public Limited Company

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

NOTE A — SIGNIFICANT ACCOUNTING POLICIES

General: The Calvert Social Index Fund (the "Fund"), the sole series of Calvert Social Index Series, Inc., is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company.  The Fund offers five classes of shares of capital stock – Classes A, B, C, I, and Y.  Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B shares are sold without a front-end sales charge and, with certain exceptions, will be charged a deferred sales charge at the time of redemption, depending on how long investors have owned the shares. Class B shares are no longer offered for purchase, except through reinvestment of dividends and/or distributions and through certain exchanges.  Class C shares are sold without a front-end sales charge and, with certain exceptions, will be charged a deferred sales charge on shares sold within one year of purchase. Class B and Class C shares have higher levels of expenses than Class A shares. Class I shares require a minimum account balance of $1,000,000. The $1 million minimum initial investment is waived for retirement plans that trade through omnibus accounts and may be waived for certain other institutional accounts where it is believed to be in the best interest of the Fund and its shareholders. Class I shares have no front-end or deferred sales charge and have lower levels of expenses than Class A shares.  Class Y shares are generally only available to wrap or similar fee-based programs offered by financial intermediaries that have entered into an agreement with the Fund’s Distributor to offer Class Y shares.  Class Y shares have no front-end or deferred sales charge and have lower levels of expenses than Class A shares.  Each class has different: (a) dividend rates, due to differences in Distribution Plan expenses and other class specific expenses, (b) exchange privileges and (c) class specific voting rights.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors ("the Board") to value its investments wherever possible.  Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.

The Board has adopted Valuation Procedures (the “Procedures”) to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced.   The Board has delegated the day-to-day responsibility for determining the fair value of assets to Calvert Investment Management, Inc. (the “Advisor” or “Calvert”) and has provided these Procedures to govern Calvert in its valuation duties.

Calvert has chartered an internal Valuation Committee to oversee the implementation of these Procedures and to assist it in carrying out the valuation responsibilities that the Board has delegated.

The Valuation Committee meets on a regular basis to review illiquid securities and other investments which may not have readily available market prices.   The Valuation Committee's fair valuation determinations are subject to review, approval and ratification by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

The Valuation Committee utilizes various methods to measure the fair value of the Fund’s investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period.  Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy.  In the event that there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or using the last available price and are categorized as Level 2 in the hierarchy.  Foreign securities are valued based on quotations from the principal market in which such securities are normally traded.  If events occur after the close of the principal market in which foreign securities are traded, and before the close of business of the Fund, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account.  For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and such securities are categorized as Level 3 in the hierarchy.

Short-term instruments of sufficient credit quality with remaining maturities of sixty days or less are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Advisor, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by the Valuation Committee.

The Valuation Committee considers a number of factors, including significant unobservable valuation inputs when arriving at fair value. It considers all significant facts that are reasonably available and relevant to the determination of fair value.

The Valuation Committee primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment.  When more appropriate, the fund may employ an income-based or cost approach.  An income-based valuation approach discounts anticipated future cash flows of the investment to calculate a present amount (discounted).  The measurement is based on the value indicated by current market expectations about those future amounts.  Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments.  A cost based approach is based on the amount that currently would be required to replace the service capacity of an asset (current replacement cost).  From the seller’s perspective, the price that would be received for the asset is determined based on the cost to a buyer to acquire or construct a substitute asset of comparable utility, adjusted for obsolescence.

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.  The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.

At December 31, 2012, no securities were fair valued in good faith under the direction of the Board.

The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2012:

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$176,453,815	-	-	$176,453,815
Other debt obligations	-	$2,349,206	-	2,349,206
TOTAL	$176,453,815	$2,349,206	-	$178,803,021

* For further breakdown of Equity securities by industry type, please refer to the Schedule of Investments.

NNUAL REPORT CALVERT SOCIAL INDEX FUND - 35

Futures Contracts: The Fund may purchase and sell futures contracts, but only when, in the judgment of the Advisor, such a position acts as a hedge.  The Fund may not enter into futures contracts for the purpose of speculation or leverage.  These futures contracts may include, but are not limited to, market index futures contracts.  The Fund is subject to market risk in the normal course of pursuing its investment objectives.  The Fund may use futures contracts to hedge against changes in the value of securities. The Fund may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund's ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts' terms.  Futures contracts are designed by boards of trade which are designated “contracts markets” by the Commodities Futures Trading Commission.  Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange and the boards of trade, through their clearing corporations, guarantee the futures contracts against default.  As a result, there is minimal counterparty credit risk to the Fund.  During the period, futures contracts were used to hedge the lack of equity market exposure inherent in a cash position.  The Fund did not hold any futures contracts at period end.

During the period ended December 31, 2012, the Fund invested in E-Mini S&P 500 Index and E-Mini NASDAQ 100 Index futures.  The volume of activity has varied throughout the period with a weighted average of 33 contracts and $1,853,119 weighted average notional value.

Security Transactions and Net Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.  Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses arising in connection with a specific class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets.

Foreign Currency Transactions: The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on securities and foreign currencies is included in the net realized and unrealized gain or loss on investments.

Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Redemption Fees: The Fund charges a 2% redemption fee on redemptions, including exchanges, made within 30 days of purchase (within seven days for Class I shares). The redemption fee is accounted for as an addition to paid-in capital and is intended to discourage market-timers by ensuring that short-term trading costs are borne by the investors making the transactions and not the shareholders already in the Fund.

Expense Offset Arrangements: During the period ended December 31, 2012, the Fund had an arrangement with its custodian bank whereby the custodian’s fees may have been paid indirectly by credits earned on the Fund’s cash on deposit with the bank. These credits were used to reduce the Fund’s expenses. However, this arrangement was suspended effective January 1, 2013, until further notice, due to low interest rates.  Such a deposit arrangement was an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

Management has analyzed the Fund’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund’s financial statements. A Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

New Accounting Pronouncements:  In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-11, "Disclosures about Offsetting Assets and Liabilities." The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013.  Management is currently evaluating the impact the adoption of this pronouncement will have on the Fund’s financial statements and related disclosures.

NOTE B — TAX INFORMATION

The following tables present the cost of investments for federal income tax purposes and the components of net unrealized appreciation (depreciation) at December 31, 2012 and the capital loss carryforward as of September 30, 2012, with expiration dates:

Federal income tax cost of investments	$152,610,794
Unrealized appreciation	$35,900,282
Unrealized depreciation	(9,708,055)
Net unrealized appreciation/ (depreciation)	$26,192,227

CAPITAL LOSS CARRYFORWARD

Expiration Date
30-Sep-2017	($131,673)
30-Sep-2018	(2,870,112)

Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred in taxable years beginning after December 22, 2010 can be carried forward for an unlimited period. These losses are required to be utilized prior to the losses incurred in pre-enactment taxable years. Losses incurred in pre-enactment taxable years can be utilized until expiration.

Item 2. Controls and Procedures.

(a)        The principal executive and financial officers concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.

(b)        There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).

            Filed herewith.

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CALVERT SOCIAL INDEX SERIES, INC.

By:       /s/ Barbara J. Krumsiek
            Barbara J. Krumsiek
            President – Principal Executive Officer

Date:    February 28, 2013

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Barbara J. Krumsiek
            Barbara J. Krumsiek
            President – Principal Executive Officer

Date:    February 28, 2013

            /s/ Ronald M. Wolfsheimer
            Ronald M. Wolfsheimer
            Treasurer -- Principal Financial Officer

Date:    February 28, 2013